DISCONTINUED OPERATIONS - Operating results from discontinued operations included in the Group's consolidated statements of comprehensive loss (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 23, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major classes of line items constituting pre-tax profit of discontinued operations
Changes in fair value of derivative instruments				$ 3,696
Income tax expense				(359)
Loss from discontinued operations, net of income tax		$ (3,326)	$ (79,006)	(28,143)
Loss on disposal of the subsidiary, net of income tax				(6,697)
Net loss from discontinued operations, net of applicable income taxes		(3,326)	(79,006)	(34,840)
Discontinued Operations | Variable Interest Entity, Primary Beneficiary
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues				1,269
Cost of revenue				(192)
Sales and marketing expenses				(556)
General and administrative expenses				(2,322)
Service development expenses				(496)
Other income that are not major				73
Loss from discontinued operations, before income tax				(2,224)
Loss from discontinued operations, net of income tax				(2,224)
Loss on disposal of the subsidiary, net of income tax	$ (6,697)			(6,697)
Net loss from discontinued operations, net of applicable income taxes				(8,921)
Esport - Win Limited | Mining pool operation
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues		296,942	636,937	1,310,970
Cost of revenue		(295,468)	(642,754)	(1,319,770)
Sales and marketing expenses		354	297	64
General and administrative expenses		(417)	(840)	(3,198)
Service development expenses		353	1,452	1,898
Other income that are not major		70	475	16
Other operating Expense that are not major			(3,107)	(28)
Net gain(loss) on disposal of cryptocurrencies		(860)	16,195	10,421
Impairment of cryptocurrency assets		(2,886)	(9,039)	(26,064)
Impairment of intangible assets			(48,555)
Income tax expense			(26,569)
Loss from discontinued operations, net of income tax		(3,326)	(79,006)	(25,919)
Net loss from discontinued operations, net of applicable income taxes		$ (3,326)	$ (79,006)	$ (25,919)